Investment in Associates and Joint Ventures - Summary of Condensed Consolidated Balance Sheets (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Sep. 30, 2020	Oct. 31, 2019	Sep. 30, 2019	Oct. 31, 2018
ASSETS
Other assets, net	$ 18,856		$ 17,087
Total assets	1,715,865		1,415,290		$ 1,334,903
LIABILITIES
Other liabilities	30,476		21,004
Total liabilities	1,620,366		1,327,589
Stockholders' equity	95,499		87,701		$ 80,040
Total liabilities and stockholders' equity	$ 1,715,865	$ 75,231	$ 1,415,290	$ 57,671
TD Ameritrade [member]
ASSETS
Receivables from brokers, dealers, and clearing organizations		2,070		3,212
Receivables from clients, net		36,938		27,156
Other assets, net		36,223		27,303
Total assets		75,231		57,671
LIABILITIES
Payable to brokers, dealers, and clearing organizations		4,307		4,357
Payable to clients		50,382		35,650
Other liabilities		7,174		6,205
Total liabilities		61,863		46,212
Stockholders' equity		$ 13,368		$ 11,459